OTHER PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2023	2024
	RMB	RMB

Salaries and welfare payable	18,141	26,428
Merchants deposits (1)	31,369	25,511
Supplier deposits (2)	25,538	19,597
Taxes payable	14,555	18,790
Construction cost payable (Note 8)	-	17,421
Accrued marketing and other operational expenses	7,336	9,913
Accrued professional fees	6,782	5,245
Others	5,479	3,272
Total other payable and accrued liabilities	109,200	126,177

(1)	The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.

(2)	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.